Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Statement of Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (329)	$ 8,932	$ 239	$ 3,097
OTHER COMPREHENSIVE INCOME (LOSS), NET OF TAX
Foreign currency translation adjustment	204	(137)	234	(251)
COMPREHENSIVE INCOME (LOSS)	(125)	8,795	473	2,846
Comprehensive (income) loss attributable to noncontrolling interests	131	139	294	329
Comprehensive (income) loss attributable to redeemable noncontrolling interests	294	(90)	259	(151)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$ 300	$ 8,844	$ 1,026	$ 3,024